UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)     (Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2012

Item 1: Report(s) to Shareholders.

Schwab S&P 500 Index Portfolio

Semiannual report dated June 30, 2012

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

The Investment Environment

For the six months ended June 30, 2012, stocks generally posted positive returns, bond yields remained low, and investors confronted the reality that global economic conditions remained lackluster.

Euro zone developments dominated the headlines amid mixed economic activity around the globe. Greece restructured its debt, giving investor confidence a temporary lift. Economic growth in China slowed but remained robust, while Europe continued to face challenging economic times. In the U.S., economic data was somewhat disappointing, with the unemployment rate remaining stubbornly high and finishing at 8.2% in June. The Federal Reserve (Fed) continued to work alongside the European Central Bank amid that backdrop to ensure stability and adequate liquidity in the financial markets. The Fed also forecasted that short-term interest rates would remain at present levels through at least late 2014, and extended “Operation Twist”—a policy of exchanging short-term Treasuries for longer-term bonds—in its attempt to hold down long-term interest rates.

From stocks to bonds, U.S. investments posted some of the biggest gains, helped by the appealing stability of U.S. markets compared with markets overseas. Global real estate securities generated double-digit returns in U.S. dollar terms, while in the U.S., shares of large-cap companies generally outperformed shares of mid- and small-cap firms, allowing the S&P 500 Index to return 9.5%. By comparison, international stocks in developed and emerging markets generated modestly positive returns in U.S. dollar terms. Broadly reflecting the performance of U.S. bonds, the Barclays U.S. Aggregate Bond Index returned 2.4%, outperforming the roughly flat returns of international bonds in U.S. dollar terms.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

9.49%	S&P 500® Index: measures U.S. large-cap stocks

8.53%	Russell 2000® Index: measures U.S. small-cap stocks

3.38%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.37%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab S&P 500 Index Portfolio 1

Portfolio Management

Agnes Hong, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. Prior to joining the firm in September 2009, she worked for 5 years as a portfolio manager for a major asset management firm. Prior to that, she worked in strategy and management consulting for five years. In addition, she also worked as a senior product manager servicing global financial services clients.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

2 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

Performance and Fund Facts as of 06/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab S&P 500 Index Portfolio (11/01/96)	9.34%	5.26%	0.17%	5.16%
S&P 500® Index	9.49%	5.45%	0.22%	5.33%
Fund Category: Morningstar Large-Cap Blend	7.19%	-0.17%	-1.97%	3.72%

Portfolio Expense Ratio3: 0.28%

 Statistics

Number of Holdings	503
Weighted Average Market Cap ($ x 1,000,000)	$108,856
Price/Earnings Ratio (P/E)	15.2
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[4]	1%

 Sector Weightings % of Investments

Information Technology	19.7%
Financials	14.4%
Health Care	11.9%
Consumer Staples	11.2%
Consumer Discretionary	10.9%
Energy	10.7%
Industrials	10.4%
Utilities	3.7%
Materials	3.4%
Telecommunication Services	3.2%
Other	0.5%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Apple, Inc.	4.4%
Exxon Mobil Corp.	3.2%
Microsoft Corp.	1.9%
International Business Machines Corp.	1.8%
General Electric Co.	1.8%
AT&T, Inc.	1.7%
Chevron Corp.	1.7%
Johnson & Johnson	1.5%
Wells Fargo & Co.	1.4%
The Coca-Cola Co.	1.4%
Total	20.8%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Expenses reduced by a contractual fee waiver in effect through at least 4/29/14. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab S&P 500 Index Portfolio 3

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2012 and held through June 30, 2012.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/12	at 6/30/12	1/1/12–6/30/12

Schwab S&P 500 Index Portfolio
Actual Return	0.27%	$1,000	$1,093.40	$1.41
Hypothetical 5% Return	0.27%	$1,000	$1,023.52	$1.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

4 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–	1/1/10–	1/1/09–	1/1/08–	1/1/07–
	6/30/12*		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	18.30		18.27	16.24	13.18	21.37	20.60

Income (loss) from investment operations:
Net investment income (loss)	0.18		0.34	0.38	0.31	0.37	0.39
Net realized and unrealized gains (losses)	1.53		0.02 [1]	2.00	3.14	(8.18)	0.71

Total from investment operations	1.71		0.36	2.38	3.45	(7.81)	1.10
Less distributions:
Distributions from net investment income	(0.34)		(0.33)	(0.35)	(0.39)	(0.38)	(0.33)

Net asset value at end of period	19.67		18.30	18.27	16.24	13.18	21.37

Total return (%)	9.34	[2]	1.89	14.68	26.18	(36.56)	5.34

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.27	[3]	0.27	0.28	0.28	0.26	0.25
Gross operating expenses	0.27	[3]	0.28	0.30	0.30	0.26	0.25
Net investment income (loss)	1.88	[3]	1.82	1.79	2.10	2.10	1.74
Portfolio turnover rate	1	[2]	4	3	4	3	2
Net assets, end of period ($ x 1,000,000)	134		122	123	127	105	169

* Unaudited.
1 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
2 Not annualized.
3 Annualized.

See financial notes 5

 Schwab S&P 500 Index Portfolio

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.5%		Common Stock	84,484,509	132,836,450
0.5%		Short-Term Investments	650,812	650,817

100.0%		Total Investments	85,135,321	133,487,267
0.2%		Collateral Invested for Securities on Loan	234,715	234,715
(0	.2)%	Other Assets and Liabilities, Net		(173,595)

100.0%		Net Assets		133,548,387

	Number	Value
Security	of Shares	($)

Common Stock 99.5% of net assets

Automobiles & Components 0.6%
BorgWarner, Inc. *	1,200	78,708
Ford Motor Co.	40,812	391,387
Harley-Davidson, Inc.	2,456	112,313
Johnson Controls, Inc.	7,200	199,512
The Goodyear Tire & Rubber Co. *	2,600	30,706

		812,626

Banks 3.0%
BB&T Corp.	7,720	238,162
Comerica, Inc.	1,930	59,270
Fifth Third Bancorp	9,805	131,387
First Horizon National Corp.	3,110	26,902
Hudson City Bancorp, Inc.	5,700	36,309
Huntington Bancshares, Inc.	9,356	59,878
KeyCorp	10,300	79,722
M&T Bank Corp.	1,371	113,204
People’s United Financial, Inc.	3,700	42,957
PNC Financial Services Group, Inc.	5,611	342,888
Regions Financial Corp.	15,227	102,782
SunTrust Banks, Inc.	5,800	140,534
U.S. Bancorp	20,499	659,248
Wells Fargo & Co.	57,358	1,918,052
Zions Bancorp	2,008	38,995

		3,990,290

Capital Goods 8.0%
3M Co.	7,530	674,688
Caterpillar, Inc.	6,980	592,672
Cooper Industries plc	1,800	122,724
Cummins, Inc.	2,100	203,511
Danaher Corp.	6,252	325,604
Deere & Co.	4,340	350,976
Dover Corp.	1,900	101,859
Eaton Corp.	3,680	145,838
Emerson Electric Co.	7,860	366,119
Fastenal Co.	3,152	127,057
Flowserve Corp.	600	68,850
Fluor Corp.	1,900	93,746
General Dynamics Corp.	3,810	251,308
General Electric Co.	114,268	2,381,345
Goodrich Corp.	1,360	172,584
Honeywell International, Inc.	8,437	471,122
Illinois Tool Works, Inc.	5,144	272,066
Ingersoll-Rand plc	3,400	143,412
Jacobs Engineering Group, Inc. *	1,400	53,004
Joy Global, Inc.	1,100	62,403
L-3 Communications Holdings, Inc.	1,100	81,411
Lockheed Martin Corp.	2,930	255,144
Masco Corp.	3,910	54,232
Northrop Grumman Corp.	2,754	175,678
PACCAR, Inc.	3,894	152,606
Pall Corp.	1,200	65,772
Parker Hannifin Corp.	1,635	125,699
Precision Castparts Corp.	1,600	263,184
Quanta Services, Inc. *	2,100	50,547
Raytheon Co.	3,610	204,290
Rockwell Automation, Inc.	1,490	98,429
Rockwell Collins, Inc.	1,600	78,960
Roper Industries, Inc.	1,000	98,580
Snap-on, Inc.	600	37,350
Stanley Black & Decker, Inc.	1,823	117,328
Textron, Inc.	2,900	72,123
The Boeing Co.	7,996	594,103
Tyco International Ltd.	5,000	264,250
United Technologies Corp.	9,830	742,460
W.W. Grainger, Inc.	700	133,868
Xylem, Inc.	2,000	50,340

		10,697,242

Commercial & Professional Supplies 0.5%
Avery Dennison Corp.	1,100	30,074
Cintas Corp.	1,157	44,672
Equifax, Inc.	1,300	60,580
Iron Mountain, Inc.	1,900	62,624
Pitney Bowes, Inc. (c)	2,300	34,431
R.R. Donnelley & Sons Co. (c)	2,060	24,246
Republic Services, Inc.	3,236	85,625
Robert Half International, Inc.	1,550	44,283
Stericycle, Inc. *	900	82,503
The Dun & Bradstreet Corp.	500	35,585
Waste Management, Inc.	5,127	171,242

		675,865

Consumer Durables & Apparel 0.9%
Coach, Inc.	3,100	181,288
D.R. Horton, Inc.	3,000	55,140
Fossil, Inc. *	600	45,924
Harman International Industries, Inc.	800	31,680
Hasbro, Inc.	1,275	43,184

6 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Leggett & Platt, Inc.	1,600	33,808
Lennar Corp., Class A	1,600	49,456
Mattel, Inc.	3,700	120,028
Newell Rubbermaid, Inc.	2,824	51,227
NIKE, Inc., Class B	4,020	352,876
PulteGroup, Inc. *	3,365	36,006
Ralph Lauren Corp.	700	98,042
VF Corp.	910	121,440
Whirlpool Corp.	833	50,946

		1,271,045

Consumer Services 2.0%
Apollo Group, Inc., Class A *	1,327	48,024
Carnival Corp.	4,822	165,250
Chipotle Mexican Grill, Inc. *	342	129,943
Darden Restaurants, Inc.	1,390	70,376
DeVry, Inc.	600	18,582
H&R Block, Inc.	3,000	47,940
International Game Technology	3,400	53,550
Marriott International, Inc., Class A	3,057	119,834
McDonald’s Corp.	10,910	965,862
Starbucks Corp.	8,120	432,959
Starwood Hotels & Resorts Worldwide, Inc.	2,040	108,202
Wyndham Worldwide Corp.	1,580	83,329
Wynn Resorts Ltd.	900	93,348
Yum! Brands, Inc.	5,000	322,100

		2,659,299

Diversified Financials 5.6%
American Express Co.	10,780	627,504
Ameriprise Financial, Inc.	2,278	119,048
Bank of America Corp.	116,267	951,064
BlackRock, Inc.	1,400	237,748
Capital One Financial Corp.	6,280	343,265
Citigroup, Inc.	31,589	865,854
CME Group, Inc.	760	203,764
Discover Financial Services	5,890	203,676
E*TRADE Financial Corp. *	2,716	21,837
Federated Investors, Inc., Class B (c)	1,100	24,035
Franklin Resources, Inc.	1,500	166,485
IntercontinentalExchange, Inc. *	800	108,784
Invesco Ltd.	5,100	115,260
JPMorgan Chase & Co.	41,121	1,469,253
Legg Mason, Inc.	1,400	36,918
Leucadia National Corp.	2,300	48,921
Moody’s Corp.	2,080	76,024
Morgan Stanley	15,980	233,148
Northern Trust Corp.	2,570	118,271
NYSE Euronext	2,800	71,624
SLM Corp.	4,800	75,408
State Street Corp.	5,400	241,056
T. Rowe Price Group, Inc.	2,700	169,992
The Bank of New York Mellon Corp.	12,777	280,455
The Charles Schwab Corp. (a)	11,406	147,480
The Goldman Sachs Group, Inc.	5,317	509,688
The NASDAQ OMX Group, Inc.	1,400	31,738

		7,498,300

Energy 10.7%
Alpha Natural Resources, Inc. *	2,532	22,054
Anadarko Petroleum Corp.	5,294	350,463
Apache Corp.	4,208	369,841
Baker Hughes, Inc.	4,621	189,923
Cabot Oil & Gas Corp.	2,300	90,620
Cameron International Corp. *	2,600	111,046
Chesapeake Energy Corp.	7,100	132,060
Chevron Corp.	21,316	2,248,838
ConocoPhillips	13,652	762,874
CONSOL Energy, Inc.	2,300	69,552
Denbury Resources, Inc. *	4,300	64,973
Devon Energy Corp.	4,363	253,010
Diamond Offshore Drilling, Inc.	800	47,304
EOG Resources, Inc.	2,914	262,581
EQT Corp.	1,500	80,445
Exxon Mobil Corp.	50,476	4,319,231
FMC Technologies, Inc. *	2,600	101,998
Halliburton Co.	9,920	281,629
Helmerich & Payne, Inc.	1,100	47,828
Hess Corp.	3,210	139,475
Kinder Morgan, Inc.	5,309	171,044
Marathon Oil Corp.	7,664	195,968
Marathon Petroleum Corp.	3,832	172,133
Murphy Oil Corp.	2,132	107,218
Nabors Industries Ltd. *	3,200	46,080
National Oilwell Varco, Inc.	4,586	295,522
Newfield Exploration Co. *	1,400	41,034
Noble Corp. *	2,600	84,578
Noble Energy, Inc.	1,900	161,158
Occidental Petroleum Corp.	8,700	746,199
Peabody Energy Corp.	2,800	68,656
Phillips 66 *	6,976	231,882
Pioneer Natural Resources Co.	1,300	114,673
QEP Resources, Inc.	1,800	53,946
Range Resources Corp.	1,700	105,179
Rowan Cos. plc, Class A *	1,300	42,029
Schlumberger Ltd.	14,381	933,471
Southwestern Energy Co. *	3,700	118,141
Spectra Energy Corp.	6,981	202,868
Sunoco, Inc.	1,240	58,900
Tesoro Corp. *	1,500	37,440
The Williams Cos., Inc.	6,800	195,976
Valero Energy Corp.	6,160	148,764
WPX Energy, Inc. *	2,100	33,978

		14,312,582

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	4,600	437,000
CVS Caremark Corp.	13,835	646,509
Safeway, Inc.	3,140	56,991
Sysco Corp.	6,300	187,803
The Kroger Co.	6,440	149,344
Wal-Mart Stores, Inc.	18,610	1,297,489
Walgreen Co.	9,545	282,341
Whole Foods Market, Inc.	1,700	162,044

		3,219,521

See financial notes 7

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 6.6%
Altria Group, Inc.	21,864	755,401
Archer-Daniels-Midland Co.	7,200	212,544
Beam, Inc.	1,607	100,421
Brown-Forman Corp., Class B	1,080	104,598
Campbell Soup Co.	2,000	66,760
Coca-Cola Enterprises, Inc.	3,500	98,140
ConAgra Foods, Inc.	4,370	113,314
Constellation Brands, Inc., Class A *	1,700	46,002
Dean Foods Co. *	1,700	28,951
Dr Pepper Snapple Group, Inc.	2,300	100,625
General Mills, Inc.	6,858	264,307
H.J. Heinz Co.	3,470	188,699
Hormel Foods Corp.	1,400	42,588
Kellogg Co.	2,600	128,258
Kraft Foods, Inc., Class A	18,990	733,394
Lorillard, Inc.	1,436	189,480
McCormick & Co., Inc. - Non Voting Shares	1,500	90,975
Mead Johnson Nutrition Co.	2,200	177,122
Molson Coors Brewing Co., Class B	1,678	69,822
Monster Beverage Corp. *	1,700	121,040
PepsiCo, Inc.	16,848	1,190,480
Philip Morris International, Inc.	18,544	1,618,150
Reynolds American, Inc.	3,512	157,584
The Coca-Cola Co.	24,302	1,900,173
The Hershey Co.	1,644	118,417
The JM Smucker Co.	1,246	94,098
Tyson Foods, Inc., Class A	3,186	59,992

		8,771,335

Health Care Equipment & Services 3.9%
Aetna, Inc.	3,680	142,674
AmerisourceBergen Corp.	2,560	100,736
Baxter International, Inc.	6,050	321,557
Becton, Dickinson & Co.	2,100	156,975
Boston Scientific Corp. *	16,590	94,065
C.R. Bard, Inc.	920	98,845
Cardinal Health, Inc.	3,734	156,828
CareFusion Corp. *	2,417	62,069
Cerner Corp. *	1,600	132,256
CIGNA Corp.	3,080	135,520
Coventry Health Care, Inc.	1,550	49,274
Covidien plc	5,200	278,200
DaVita, Inc. *	1,000	98,210
DENTSPLY International, Inc.	1,600	60,496
Edwards Lifesciences Corp. *	1,200	123,960
Express Scripts Holding Co. *	8,737	487,787
Humana, Inc.	1,800	139,392
Intuitive Surgical, Inc. *	428	237,022
Laboratory Corp. of America Holdings *	1,104	102,241
McKesson Corp.	2,516	235,875
Medtronic, Inc.	11,249	435,674
Patterson Cos., Inc.	980	33,781
Quest Diagnostics, Inc.	1,760	105,424
St. Jude Medical, Inc.	3,504	139,845
Stryker Corp.	3,460	190,646
Tenet Healthcare Corp. *	3,700	19,388
UnitedHealth Group, Inc.	11,210	655,785
Varian Medical Systems, Inc. *	1,200	72,924
WellPoint, Inc.	3,536	225,561
Zimmer Holdings, Inc.	1,884	121,254

		5,214,264

Household & Personal Products 2.3%
Avon Products, Inc.	4,616	74,826
Colgate-Palmolive Co.	5,220	543,402
Kimberly-Clark Corp.	4,226	354,012
The Clorox Co.	1,400	101,444
The Estee Lauder Cos., Inc., Class A	2,400	129,888
The Procter & Gamble Co.	29,673	1,817,471

		3,021,043

Insurance 3.5%
ACE Ltd.	3,600	266,868
Aflac, Inc.	5,050	215,079
American International Group, Inc. *	6,871	220,490
Aon plc	3,410	159,520
Assurant, Inc.	1,100	38,324
Berkshire Hathaway, Inc., Class B *	18,938	1,578,104
Cincinnati Financial Corp.	1,735	66,051
Genworth Financial, Inc., Class A *	5,000	28,300
Lincoln National Corp.	3,062	66,966
Loews Corp.	3,388	138,603
Marsh & McLennan Cos., Inc.	5,800	186,934
MetLife, Inc.	11,307	348,821
Principal Financial Group, Inc.	3,163	82,965
Prudential Financial, Inc.	5,070	245,540
The Allstate Corp.	5,340	187,381
The Chubb Corp.	3,080	224,286
The Hartford Financial Services Group, Inc.	4,630	81,627
The Progressive Corp.	6,880	143,310
The Travelers Cos., Inc.	4,239	270,618
Torchmark Corp.	1,200	60,660
Unum Group	3,276	62,670
XL Group plc	3,300	69,432

		4,742,549

Materials 3.4%
Air Products & Chemicals, Inc.	2,220	179,221
Airgas, Inc.	700	58,807
Alcoa, Inc.	11,472	100,380
Allegheny Technologies, Inc.	1,070	34,122
Ball Corp.	1,800	73,890
Bemis Co., Inc.	1,000	31,340
CF Industries Holdings, Inc.	700	135,618
Cliffs Natural Resources, Inc.	1,500	73,935
E.I. du Pont de Nemours & Co.	10,114	511,465
Eastman Chemical Co.	1,600	80,592
Ecolab, Inc.	3,104	212,717
FMC Corp.	1,400	74,872
Freeport-McMoran Copper & Gold, Inc.	10,204	347,650

8 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
International Flavors & Fragrances, Inc.	800	43,840
International Paper Co.	4,698	135,819
MeadWestvaco Corp.	1,949	56,034
Monsanto Co.	5,750	475,985
Newmont Mining Corp.	5,246	254,483
Nucor Corp.	3,400	128,860
Owens-Illinois, Inc. *	1,700	32,589
PPG Industries, Inc.	1,700	180,404
Praxair, Inc.	3,245	352,829
Sealed Air Corp.	1,928	29,768
Sigma-Aldrich Corp.	1,282	94,778
The Dow Chemical Co.	12,705	400,208
The Mosaic Co.	3,200	175,232
The Sherwin-Williams Co.	933	123,483
Titanium Metals Corp.	1,000	11,310
United States Steel Corp. (c)	1,500	30,900
Vulcan Materials Co.	1,400	55,594

		4,496,725

Media 3.4%
Cablevision Systems Corp., Class A	2,500	33,225
CBS Corp., Class B - Non Voting Shares	6,980	228,804
Comcast Corp., Class A	29,013	927,546
DIRECTV, Class A *	7,080	345,645
Discovery Communications, Inc., Class A *	2,800	151,200
Gannett Co., Inc.	1,960	28,871
News Corp., Class A	22,474	500,945
Omnicom Group, Inc.	3,040	147,744
Scripps Networks Interactive, Class A	1,000	56,860
The Interpublic Group of Cos., Inc.	4,997	54,217
The McGraw-Hill Cos., Inc.	2,930	131,850
The Walt Disney Co.	19,320	937,020
The Washington Post Co., Class B (c)	52	19,439
Time Warner Cable, Inc.	3,409	279,879
Time Warner, Inc.	10,474	403,249
Viacom Inc., Class B	5,780	271,776

		4,518,270

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
Abbott Laboratories	16,955	1,093,089
Agilent Technologies, Inc.	3,667	143,893
Alexion Pharmaceuticals, Inc. *	2,100	208,530
Allergan, Inc.	3,310	306,407
Amgen, Inc.	8,464	618,210
Biogen Idec, Inc. *	2,550	368,169
Bristol-Myers Squibb Co.	18,200	654,290
Celgene Corp. *	4,850	311,176
Eli Lilly & Co.	11,020	472,868
Forest Laboratories, Inc. *	2,870	100,421
Gilead Sciences, Inc. *	8,178	419,368
Hospira, Inc. *	1,600	55,968
Johnson & Johnson	29,538	1,995,587
Life Technologies Corp. *	1,839	82,737
Merck & Co., Inc.	32,729	1,366,436
Mylan, Inc. *	4,691	100,247
PerkinElmer, Inc.	1,200	30,960
Perrigo Co.	1,000	117,930
Pfizer, Inc.	80,796	1,858,308
Thermo Fisher Scientific, Inc.	4,090	212,312
Waters Corp. *	1,000	79,470
Watson Pharmaceuticals, Inc. *	1,300	96,187

		10,692,563

Real Estate 2.2%
American Tower Corp.	4,270	298,516
Apartment Investment & Management Co., Class A	1,277	34,517
AvalonBay Communities, Inc.	1,034	146,290
Boston Properties, Inc.	1,616	175,126
CBRE Group, Inc., Class A *	3,600	58,896
Equity Residential	3,200	199,552
HCP, Inc.	4,400	194,260
Health Care REIT, Inc.	2,300	134,090
Host Hotels & Resorts, Inc.	7,760	122,763
Kimco Realty Corp.	4,410	83,922
Plum Creek Timber Co., Inc.	1,760	69,872
ProLogis, Inc.	4,932	163,890
Public Storage	1,500	216,615
Simon Property Group, Inc.	3,337	519,438
Ventas, Inc.	3,100	195,672
Vornado Realty Trust REIT	1,963	164,853
Weyerhaeuser Co.	6,341	141,785

		2,920,057

Retailing 4.0%
Abercrombie & Fitch Co., Class A	900	30,726
Amazon.com, Inc. *	3,900	890,565
AutoNation, Inc. (c)*	500	17,640
AutoZone, Inc. *	300	110,151
Bed Bath & Beyond, Inc. *	2,416	149,309
Best Buy Co., Inc.	3,125	65,500
Big Lots, Inc. *	700	28,553
CarMax, Inc. *	2,500	64,850
Dollar Tree, Inc. *	2,600	139,880
Expedia, Inc.	800	38,456
Family Dollar Stores, Inc.	1,300	86,424
GameStop Corp., Class A (c)	1,500	27,540
Genuine Parts Co.	1,700	102,425
Home Depot, Inc.	16,565	877,779
J.C. Penney Co., Inc.	1,500	34,965
Kohl’s Corp.	2,610	118,729
Limited Brands, Inc.	2,608	110,918
Lowe’s Cos., Inc.	12,740	362,326
Macy’s, Inc.	4,522	155,331
Netflix, Inc. *	500	34,235
Nordstrom, Inc.	1,750	86,957
O’Reilly Automotive, Inc. *	1,400	117,278
Priceline.com, Inc. *	530	352,196
Ross Stores, Inc.	2,400	149,928
Sears Holdings Corp. (c)*	405	24,178
Staples, Inc.	7,850	102,442
Target Corp.	7,220	420,132
The Gap, Inc.	3,576	97,839
The TJX Cos., Inc.	7,920	340,006

See financial notes 9

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tiffany & Co.	1,326	70,212
TripAdvisor, Inc. *	1,100	49,159
Urban Outfitters, Inc. *	1,200	33,108

		5,289,737

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc. *	5,530	31,687
Altera Corp.	3,380	114,379
Analog Devices, Inc.	3,230	121,674
Applied Materials, Inc.	14,270	163,534
Broadcom Corp., Class A *	5,255	177,619
First Solar, Inc. (c)*	600	9,036
Intel Corp.	54,321	1,447,655
KLA-Tencor Corp.	1,800	88,650
Lam Research Corp. *	2,112	79,707
Linear Technology Corp.	2,530	79,265
LSI Corp. *	6,510	41,469
Microchip Technology, Inc.	2,100	69,468
Micron Technology, Inc. *	10,700	67,517
NVIDIA Corp. *	6,300	87,066
Teradyne, Inc. *	2,100	29,526
Texas Instruments, Inc.	12,460	357,477
Xilinx, Inc.	2,800	93,996

		3,059,725

Software & Services 9.4%
Accenture plc, Class A	7,000	420,630
Adobe Systems, Inc. *	5,200	168,324
Akamai Technologies, Inc. *	2,000	63,500
Autodesk, Inc. *	2,420	84,676
Automatic Data Processing, Inc.	5,213	290,156
BMC Software, Inc. *	1,860	79,385
CA, Inc.	3,644	98,716
Citrix Systems, Inc. *	1,960	164,522
Cognizant Technology Solutions Corp., Class A *	3,200	192,000
Computer Sciences Corp.	1,700	42,194
eBay, Inc. *	12,388	520,420
Electronic Arts, Inc. *	3,558	43,941
Fidelity National Information Services, Inc.	2,600	88,608
Fiserv, Inc. *	1,560	112,663
Google, Inc., Class A *	2,744	1,591,712
International Business Machines Corp.	12,445	2,433,993
Intuit, Inc.	3,196	189,683
MasterCard, Inc., Class A	1,145	492,476
Microsoft Corp.	80,688	2,468,246
Oracle Corp.	41,880	1,243,836
Paychex, Inc.	3,450	108,364
Red Hat, Inc. *	2,000	112,960
SAIC, Inc.	2,500	30,300
Salesforce.com, Inc. *	1,489	205,869
Symantec Corp. *	8,141	118,940
Teradata Corp. *	1,800	129,618
Total System Services, Inc.	1,800	43,074
VeriSign, Inc. *	1,725	75,158
Visa, Inc., Class A	5,400	667,602
Western Union Co.	7,059	118,874
Yahoo!, Inc. *	13,310	210,697

		12,611,137

Technology Hardware & Equipment 8.0%
Amphenol Corp., Class A	1,700	93,364
Apple, Inc. *	10,088	5,891,392
Cisco Systems, Inc.	57,998	995,826
Corning, Inc.	16,650	215,285
Dell, Inc. *	16,572	207,481
EMC Corp. *	22,662	580,827
F5 Networks, Inc. *	800	79,648
FLIR Systems, Inc.	1,500	29,250
Harris Corp.	1,400	58,590
Hewlett-Packard Co.	21,293	428,202
Jabil Circuit, Inc.	2,127	43,242
JDS Uniphase Corp. *	2,519	27,709
Juniper Networks, Inc. *	5,700	92,967
Lexmark International, Inc., Class A	760	20,201
Molex, Inc.	1,600	38,304
Motorola Solutions, Inc.	3,176	152,797
NetApp, Inc. *	3,800	120,916
QUALCOMM, Inc.	18,520	1,031,194
SanDisk Corp. *	2,500	91,200
Seagate Technology plc	4,000	98,920
TE Connectivity Ltd.	4,500	143,595
Western Digital Corp. *	2,500	76,200
Xerox Corp.	15,067	118,577

		10,635,687

Telecommunication Services 3.2%
AT&T, Inc.	63,258	2,255,780
CenturyLink, Inc.	6,685	263,991
Crown Castle International Corp. *	2,700	158,382
Frontier Communications Corp. (c)	11,096	42,498
MetroPCS Communications, Inc. *	2,800	16,940
Sprint Nextel Corp. *	31,859	103,860
Verizon Communications, Inc.	30,654	1,362,264
Windstream Corp.	6,235	60,230

		4,263,945

Transportation 1.9%
C.H. Robinson Worldwide, Inc.	1,700	99,501
CSX Corp.	11,460	256,245
Expeditors International of Washington, Inc.	2,300	89,125
FedEx Corp.	3,420	313,306
Norfolk Southern Corp.	3,400	244,018
Ryder System, Inc.	600	21,606
Southwest Airlines Co.	8,686	80,085
Union Pacific Corp.	5,180	618,026
United Parcel Service, Inc., Class B	10,405	819,498

		2,541,410

Utilities 3.7%
AGL Resources, Inc.	1,243	48,166
Ameren Corp.	2,600	87,204
American Electric Power Co., Inc.	5,370	214,263
CenterPoint Energy, Inc.	4,550	94,049
CMS Energy Corp.	2,560	60,160

10 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Consolidated Edison, Inc.	3,150	195,898
Dominion Resources, Inc.	6,150	332,100
DTE Energy Co.	1,800	106,794
Duke Energy Corp.	14,383	331,672
Edison International	3,500	161,700
Entergy Corp.	1,927	130,824
Exelon Corp.	9,193	345,841
FirstEnergy Corp.	4,469	219,830
Integrys Energy Group, Inc.	897	51,012
NextEra Energy, Inc.	4,450	306,204
NiSource, Inc.	2,946	72,914
Northeast Utilities	3,400	131,954
NRG Energy, Inc. *	2,600	45,136
ONEOK, Inc.	2,200	93,082
Pepco Holdings, Inc.	2,250	44,033
PG&E Corp.	4,600	208,242
Pinnacle West Capital Corp.	1,150	59,501
PPL Corp.	6,110	169,919
Progress Energy, Inc.	3,180	191,341
Public Service Enterprise Group, Inc.	5,450	177,125
SCANA Corp.	1,200	57,408
Sempra Energy	2,531	174,335
TECO Energy, Inc.	2,140	38,648
The AES Corp. *	7,250	93,018
The Southern Co.	9,360	433,368
Wisconsin Energy Corp.	2,500	98,925
Xcel Energy, Inc.	5,159	146,567

		4,921,233

Total Common Stock
(Cost $84,484,509)		132,836,450

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.5% of net assets

Time Deposit 0.4%
DNB
0.03%, 07/02/12	550,832	550,832

U.S. Treasury Bill 0.1%
U.S. Treasury Bill
0.09%, 09/20/12 (b)(d)	100,000	99,985

Total Short-Term Investments
(Cost $650,812)		650,817

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Wells Fargo Advantage Government Money Market Fund	234,715	234,715

Total Collateral Invested for Securities on Loan
(Cost $234,715)		234,715

End of Collateral Invested for Securities on Loan.

At 06/30/12, the tax basis cost of the fund’s investments was $88,224,671 and the unrealized appreciation and depreciation were $56,837,742 and ($11,575,146), respectively, with a net unrealized appreciation of $45,262,596.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	All or a portion of this security is on loan.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 06/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/21/12	8	542,560	13,726

See financial notes 11

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$132,836,450	$—	$—	$132,836,450
Short-Term Investments(a)	—	650,817	—	650,817

Total	$132,836,450	$650,817	$—	$133,487,267

Other Financial Instruments
Collateral Invested for Securities on Loan	$234,715	$—	$—	$234,715
Futures Contracts*	13,726	—	—	13,726

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	December 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	June 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in**	out**	2012

Common Stock	$69	($2,536)	$2,733	$—	($266)	$—	$—	$—
Preferred Stock	69	(50)	3	—	(22)	—	—	—

Total	$138	($2,586)	$2,736	$—	($288)	$—	$—	$—

**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no transfers between Level 1 and Level 2 for the period ended June 30, 2012.

12 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments in affiliated issuers, at value (cost $104,733)		$147,480
Investments in unaffiliated issuers, at value (cost $85,030,588) including securities on loan of $232,418	+	133,339,787

Total investments, at value (cost $85,135,321)		133,487,267
Collateral invested for securities on loan		234,715
Receivables:
Investments sold		117,356
Dividends		172,473
Fund shares sold		128,220
Due from broker for futures		13,600
Income from securities on loan		694
Interest		1
Prepaid expenses	+	570

Total assets		134,154,896

Liabilities

Collateral held for securities on loan		234,715
Payables:
Investments bought		215,034
Investment adviser and administrator fees		1,483
Fund shares redeemed		109,940
Payable to custodian		18,900
Accrued expenses	+	26,437

Total liabilities		606,509

Net Assets

Total assets		134,154,896
Total liabilities	−	606,509

Net assets		$133,548,387

Net Assets by Source
Capital received from investors		94,982,987
Net investment income not yet distributed		1,244,788
Net realized capital losses		(11,067,638)
Net unrealized capital gains		48,388,250

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$133,548,387		6,787,881		$19.67

See financial notes 13

 Schwab S&P 500 Index Portfolio

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Dividends received from affiliated issuer		$1,369
Dividends received from unaffiliated issuers		1,408,541
Interest		247
Securities on loan	+	5,235

Total investment income		1,415,392

Expenses

Investment adviser and administrator fees		98,750
Portfolio accounting fees		21,571
Professional fees		17,264
Shareholder reports		13,195
Trustees’ fees		11,187
Transfer agent fees		4,415
Custodian fees		3,199
Other expenses	+	10,602

Total expenses		180,183
Expense reduction by CSIM	−	5,349

Net expenses	−	174,834

Net investment income		1,240,558

Realized and Unrealized Gains (Losses)

Net realized gains on investments		392,564
Net realized gains on futures contracts	+	8,322

Net realized gains		400,886
Net unrealized gains on affiliated issuer		19,048
Net unrealized gains on unaffiliated investments		9,698,753
Net unrealized gains on futures contracts	+	2,443

Net unrealized gains	+	9,720,244

Net realized and unrealized gains		10,121,130

Increase in net assets resulting from operations		$11,361,688

14 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$1,240,558	$2,269,990
Net realized gains (losses)		400,886	(367,055)
Net unrealized gains (losses)	+	9,720,244	(56,382)

Increase in net assets from operations		11,361,688	1,846,553

Distributions to Shareholders

Distributions from net investment income		($2,267,316)	($2,210,433)

Transactions in Fund Shares

		1/1/12-6/30/12		1/1/11-12/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		578,945	$11,452,046	1,132,991	$21,137,896
Shares reinvested		115,268	2,267,316	116,277	2,210,433
Shares redeemed	+	(598,800)	(11,751,104)	(1,284,871)	(23,399,980)

Net transactions in fund shares		95,413	$1,968,258	(35,603)	($51,651)

Shares Outstanding and Net Assets

		1/1/12-6/30/12		1/1/11-12/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,692,468	$122,485,757	6,728,071	$122,901,288
Total increase or decrease	+	95,413	11,062,630	(35,603)	(415,531)

End of period		6,787,881	$133,548,387	6,692,468	$122,485,757

Net investment income not yet distributed			$1,244,788		$2,271,546

See financial notes 15

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab S&P 500 Index Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

16

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the fund’s investments for the period ended June 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash,

 17

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of June 30, 2012 and the value of the related collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

18

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.

As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Although the S&P 500 Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investment — bonds or mid- or small-cap stocks, for instance — the fund’s large-cap holdings could reduce performance.

To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.

The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending risk involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

 19

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $500 million	0.15%
More than $500 million but not exceeding $5 billion	0.09%
More than $5 billion but not exceeding $10 billion	0.08%
Over $10 billion	0.07%

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreements (“expense limitation”) with the fund to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses, to 0.28% through April 29, 2014, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2012, the fund had no direct security transactions with other Schwab Funds

The fund may engage in certain transactions involving affiliates. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the fund during the report period:

					Realized	Dividends
Balance of			Balance of	Market	Gain (Loss)	Received
Shares Held	Gross	Gross	Shares Held	Value at	1/1/12 to	1/1/12 to
at 12/31/11	Additions	Sales	at 6/30/12	6/30/12	6/30/12	6/30/12

11,406	—	—	11,406	$147,480	$—	$1,369

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

20

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$2,856,677	$968,765

9. Derivatives:

The fund entered into equity index futures contracts (“futures”) during the report period. The fund invested in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The fair value and due to (from) brokers for futures contracts held at June 30, 2012 and the realized/unrealized gains (losses) on futures contracts held during the period ended June 30, 2012 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the monthly average contract values of futures contracts held by the fund was $1,530,607 and the monthly average number of contracts was 23.

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2011, the fund had capital loss carryforwards available to offset future net capital gains before the expiration date as follows:

Expiration Date

December 31, 2012	$359,506
December 31, 2013	2,128,687
December 31, 2014	880,924
December 31, 2015	—
December 31, 2016	2,899,868
December 31, 2017	1,365,160
December 31, 2018	257,470
No expiration	476,277

Total	$8,367,892

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2011, the fund had no capital losses deferred and no capital losses utilized. The fund had a capital loss of $38,119 that expired in 2011.

As of December 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2011, the fund did not incur any interest or penalties.

 21

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The fund has adopted the noted provisions of the Act for the period ending June 30, 2012.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

22

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab S&P 500 Index Portfolio (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 24, 2012, and June 5, 2012, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 5, 2012. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual

 23

funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

24

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

 25

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

26

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent corporation of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 27

Notes

Schwab Money Market Portfoliotm

Semiannual report dated June 30, 2012

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Investment Environment

For the six months ended June 30, 2012, the U.S. money markets saw a continuation of historically low yields, as the Federal Reserve (Fed) maintained a policy of low interest rates to stimulate the economy in light of lackluster growth and continued European turmoil.

The euro zone’s ongoing sovereign debt crisis dominated the headlines amid disappointing economic activity around the globe. Greece restructured its debt, giving investor confidence a temporary lift, but subsequent concerns arose regarding debt markets in Italy and Spain. In the U.S., economic data was mixed, with measures such as long-term inflation expectations stable, while the unemployment rate remained stubbornly high, finishing at 8.2% in June.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0−0.25%. In late January, the Fed forecasted that short-term interest rates would remain at present levels through at least late 2014, beyond its earlier forecast of mid-2013. Additionally, the Fed extended “Operation Twist”—a policy of exchanging short-term Treasuries for longer-term bonds—in its attempt to hold down long-term interest rates. Such ongoing accommodative policies, along with investor risk aversion, resulted in continued low yields for money market instruments.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Money Market Portfoliotm 1

Portfolio Management

Lynn Paschen, a managing director and portfolio manager of the investment adviser, is responsible for the overall management of the portfolio. She joined the firm in 2011 and has managed money market funds since 2003.

2 Schwab Money Market Portfoliotm

Schwab Money Market Portfolio

The Schwab Money Market Portfolio (the portfolio) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the portfolio invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies or instrumentalities.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the reporting period. As a result and to help the portfolio maintain a positive net yield, the portfolio’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the portfolio’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Early in the reporting period, investors remained wary of conditions in Europe, given the protracted nature of the sovereign debt crisis. This was magnified by concerns over a Greek default and increasing prospects of the crisis’s proliferation to other areas of the region. In response, investors turned to securities issued by entities in regions such as Canada and Australia, causing yields on those securities to fall. At the end of February, however, the European Central Bank (ECB) announced its second Long-Term Refinancing Operation (LTRO) to help control the crisis, injecting liquidity into the banking system and somewhat assuaging investor concerns.

During the period, the supply of eligible money market securities in which the portfolio invests continued to decline, with the exception of short-term Treasury securities, which increased, due in part to the Fed’s “Operation Twist” program. Under this program, the Fed sold short-term Treasuries to buy longer-maturity bonds in an effort to reduce long-term interest rates. The additional short-term Treasury supply also helped to keep rates on repurchase agreements elevated, which was positive for short-term rates in general.

Positioning and Strategies. The portfolio’s investment adviser focused on stability of capital and ensured robust liquidity amid the volatile market backdrop, strategically managing the portfolio’s diversification requirements as conditions evolved and changed.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	39.5%
16-30 Days	18.1%
31-60 Days	18.1%
61-90 Days	5.3%
91-120 Days	6.9%
More than 120 Days	12.1%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	43 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Government Agency Debt[2]	75.9%
Repurchase Agreement
Treasury	24.1%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Includes debt issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission (SEC) has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The portfolio may use different ratings provided by other rating agencies for purposes of determining compliance with the portfolio’s investment policies. The portfolio itself has not been rated by an independent credit rating agency.

Schwab Money Market Portfolio 3

 Schwab Money Market Portfoliotm

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields1,2

The seven-day yield is the income generated by the portfolio’s holdings minus the portfolio’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Portfolio

Seven-Day Yield	0.01%

Seven-Day Effective Yield	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	The investment adviser and its affiliates have voluntarily waived expenses to maintain a positive net yield for the portfolio (voluntary expense waiver). Without the voluntary expense waiver, the portfolio’s yield would have been lower. The voluntary expense waiver added 0.37% to the seven-day yield. Please see Financial Note 4 for additional details.

4 Schwab Money Market Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2012 and held through June 30, 2012.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/12	at 6/30/12	1/1/12–6/30/12

Schwab Money Market Portfoliotm
Actual Return	0.09%	$1,000	$1,000.10	$0.45
Hypothetical 5% Return	0.09%	$1,000	$1,024.42	$0.45

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Money Market Portfoliotm 5

Schwab Money Market Portfolio™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–	1/1/09–		1/1/08–	1/1/07–
	6/30/12*		12/31/11		12/31/10	12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00	1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00 [1]	0.00	[1]	0.02	0.05
Net realized and unrealized gains (losses)	(0.00)[1]		(0.00)[1]		(0.00)[1]	0.00	[1]	—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00 [1]	0.00	[1]	0.02	0.05
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]	(0.00)[1]		(0.02)	(0.05)
Distributions from net realized gains	—		—		(0.00)[1]	—		—	—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]	(0.00)[1]		(0.02)	(0.05)

Net asset value at end of period	1.00		1.00		1.00	1.00		1.00	1.00

Total return (%)	0.01	[2]	0.01		0.05	0.10		2.12	4.74

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.10	[4]	0.18 [4]	0.34	[4,5]	0.42	0.44
Gross operating expenses	0.46	[3]	0.45		0.46	0.47		0.42	0.44
Net investment income (loss)	0.01	[3]	0.01		0.01	0.12		2.06	4.62
Net assets, end of period ($ x 1,000,000)	132		144		149	163		268	215

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 4)
5 The ratio of net operating expenses would have been 0.31% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

6 See financial notes

 Schwab Money Market Portfolio

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

70.7%	Fixed-Rate Obligations	93,493,025	93,493,025
5.2%	Variable-Rate Obligations	6,851,879	6,851,879
24.0%	Repurchase Agreements	31,805,165	31,805,165

99.9%	Total Investments	132,150,069	132,150,069
0.1%	Other Assets and Liabilities, Net		88,233

100.0%	Net Assets		132,238,302

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 70.7% of net assets

Government Agency Debt 70.7%
Fannie Mae
		0.12%		07/18/12	3,000,000	2,999,830
		0.10%		07/25/12	1,000,000	999,933
		1.13%		07/30/12	4,500,000	4,503,521
		0.12%		08/01/12	3,785,000	3,784,609
		0.12%		08/15/12	4,750,000	4,749,288
		0.14%		09/26/12	3,000,000	2,999,021
		0.38%		12/28/12	2,000,000	2,001,838
Farm Credit System
		0.10%		07/03/12	1,000,000	999,994
		0.10%		07/25/12	2,230,000	2,229,851
		0.12%		08/24/12	2,000,000	1,999,640
		4.50%		10/17/12	2,000,000	2,025,357
		0.16%		11/20/12	2,500,000	2,498,422
Federal Home Loan Bank
		0.11%		07/11/12	1,500,000	1,499,956
		0.09%		07/13/12	3,000,000	2,999,910
		0.12%		07/18/12	5,200,000	5,199,718
		0.12%		07/20/12	4,000,000	3,999,757
		0.13%		09/26/12	4,000,000	3,998,743
		0.13%		10/02/12	1,100,000	1,099,631
Freddie Mac
		0.12%		07/05/12	5,000,000	4,999,936
		0.10%		07/11/12	2,000,000	1,999,944
		0.12%		07/11/12	1,000,000	999,967
		0.12%		07/23/12	4,000,000	3,999,707
		0.10%		08/06/12	1,750,000	1,749,834
		0.12%		08/13/12	4,000,000	3,999,427
		0.11%		08/20/12	1,154,000	1,153,824
		0.10%		08/27/12	2,000,000	1,999,683
		0.11%		08/27/12	2,510,000	2,509,563
		0.13%		10/09/12	6,000,000	5,997,833
		0.16%		10/29/12	1,200,000	1,199,380
		0.13%		10/30/12	8,000,000	7,996,505

See financial notes 7

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.15%		11/06/12	2,300,000	2,298,773
Straight A Funding, LLC	a,b,c,d	0.18%		08/07/12	2,000,000	1,999,630

Total Fixed-Rate Obligations
(Cost $93,493,025)						93,493,025

Variable-Rate Obligations 5.2% of net assets

Government Agency Debt 5.2%
Farm Credit System
		0.24%		07/11/12	3,300,000	3,300,084
		0.30%	07/02/12	02/15/13	3,550,000	3,551,795

Total Variable-Rate Obligations
(Cost $6,851,879)						6,851,879

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 24.0% of net assets

Treasury Repurchase Agreement 24.0%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $15,300,040, issued 06/29/12, repurchase date 07/02/12.		0.15%		07/02/12	15,000,188	15,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $17,143,294, issued 06/29/12, repurchase date 07/02/12.		0.15%		07/02/12	16,805,375	16,805,165

Total Repurchase Agreements
(Cost $31,805,165)						31,805,165

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $132,150,069.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,999,630 or 1.5% of net assets.
d	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8 See financial notes

 Schwab Money Market Portfolio

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value		$100,344,904
Repurchase agreements, at cost and value	+	31,805,165

Total investments, at cost and value (Note 2a)		132,150,069
Cash		1
Receivables:
Fund shares sold		486,458
Interest		41,650
Receivable from investment adviser		455
Prepaid expenses	+	279

Total assets		132,678,912

Liabilities

Payables:
Fund shares redeemed		438,636
Distributions to shareholders		284
Accrued expenses	+	1,690

Total liabilities		440,610

Net Assets

Total assets		132,678,912
Total liabilities	−	440,610

Net assets		$132,238,302

Net Assets by Source
Capital received from investors		132,239,401
Net realized capital losses		(1,099)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$132,238,302		132,286,226		$1.00

See financial notes 9

 Schwab Money Market Portfolio

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$70,494

Expenses

Investment adviser and administrator fees		238,202
Portfolio accounting fees		23,665
Professional fees		15,241
Trustees’ fees		12,175
Shareholder reports		8,984
Custodian fees		5,329
Transfer agent fees		4,615
Registration fees		1
Other expenses	+	1,574

Total expenses		309,786
Expense reduction by CSIM and/or Schwab	−	245,859

Net expenses	−	63,927

Net investment income		6,567

Increase in net assets resulting from operations		$6,567

10 See financial notes

 Schwab Money Market Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$6,567	$14,368
Net realized losses	+	—	(39)

Increase in net assets from operations		6,567	14,329

Distributions to Shareholders

Distributions from net investment income		($6,567)	($14,368)

Transactions in Fund Shares*

Shares sold		52,014,814	128,738,180
Shares reinvested		6,278	14,391
Shares redeemed	+	(64,024,320)	(133,267,372)

Net transactions in fund shares		(12,003,228)	(4,514,801)

Net Assets

Beginning of period		144,241,530	148,756,370
Total decrease	+	(12,003,228)	(4,514,840)

End of period		$132,238,302	$144,241,530

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 11

 Schwab Money Market Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Money Market Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund

12

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the fund’s investments for the period ended June 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable

 13

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to the insurance company separate accounts once a month. The fund declares distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.

14

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

The fund is subject to the risk that a decline in the credit quality of a fund investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a fund investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a fund investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single fund investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to shares of the fund itself.

The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the fund.

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

 15

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

Contractual Expense Limitation

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the fund to limit the total annual fund operating expenses, excluding interest, taxes, and certain non-routine expenses to 0.50% through April 29, 2014, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2012, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2012	December 31, 2013	December 31, 2014	December 31, 2015	Total

Schwab Money Market Portfolio	$267,054	$426,637	$495,734	$240,396	$1,429,821

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2012, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

16

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2011, the fund had capital loss carryforwards of $1,060 available to offset future net capital gains before the expiration date of December 31, 2018 and $39 with no expiration.

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2011, the fund had no capital losses deferred and no capital losses utilized.

As of December 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2011, the fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The fund has adopted the noted provisions of the Act for the period ending June 30, 2012.

 17

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

18

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Money Market Portfolio (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 24, 2012, and June 5, 2012, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 5, 2012. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual

 19

funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

20

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

 21

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

22

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent corporation of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 23

Notes

Schwab MarketTrack Growth Portfolio IItm

Semiannual report dated June 30, 2012

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Investment Environment

For the six months ended June 30, 2012, stocks generally posted positive returns, bond yields remained low, and investors confronted the reality that global economic conditions remained lackluster.

Euro zone developments dominated the headlines amid mixed economic activity around the globe. Greece restructured its debt, giving investor confidence a temporary lift. Economic growth in China slowed but remained robust, while Europe continued to face challenging economic times. In the U.S., economic data was somewhat disappointing, with the unemployment rate remaining stubbornly high and finishing at 8.2% in June. The Federal Reserve (Fed) continued to work alongside the European Central Bank amid that backdrop to ensure stability and adequate liquidity in the financial markets. The Fed also forecasted that short-term interest rates would remain at present levels through at least late 2014, and extended “Operation Twist”—a policy of exchanging short-term Treasuries for longer-term bonds—in its attempt to hold down long-term interest rates.

From stocks to bonds, U.S. investments posted some of the biggest gains, helped by the appealing stability of U.S. markets compared with markets overseas. Global real estate securities generated double-digit returns in U.S. dollar terms, while in the U.S., shares of large-cap companies generally outperformed shares of mid- and small-cap firms, allowing the S&P 500 Index to return 9.5%. By comparison, international stocks in developed and emerging markets generated modestly positive returns in U.S. dollar terms. Broadly reflecting the performance of U.S. bonds, the Barclays U.S. Aggregate Bond Index returned 2.4%, outperforming the roughly flat returns of international bonds in U.S. dollar terms.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

9.49%	S&P 500® Index: measures U.S. large-cap stocks

8.53%	Russell 2000® Index: measures U.S. small-cap stocks

3.38%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.37%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab MarketTrack Growth Portfolio II 1

Portfolio Management

Zifan Tang, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the portfolio. She was appointed portfolio manager in February 2012. Prior to joining the firm in 2012, she had been employed by a large business data provider as a product manager since 2010. Prior to that position, she had been employed by a large investment manager as a portfolio manager since 1997.

Ms. Tang replaced Jake Gilliam as portfolio manager during the reporting period.

2 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio II

Performance and Fund Facts as of 06/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Portfolio IItm (11/01/96)	6.39%	-0.03%	0.14%	5.40%
Growth Composite Index[3]	6.70%	0.86%	0.54%	5.94%
S&P 500® Index	9.49%	5.45%	0.22%	5.33%
Barclays U.S. Aggregate Bond Index	2.37%	7.47%	6.79%	5.63%
Fund Category: Morningstar Aggressive Allocation Blend	5.20%	-3.01%	-1.83%	4.24%

Portfolio Expense Ratios4: Net 0.68%; Gross 0.98%

 Statistics

Number of Holdings	8
Portfolio Turnover Rate[5]	3%

 Asset Class Weightings % of Investments6

Equity Funds – Large-Cap	40.9%
Equity Funds – Small-Cap	20.2%
Equity Funds – International	19.6%
Fixed-Income Funds – Intermediate-Term Bond	14.5%
Short-Term Investments	3.7%
Money Market Funds	1.1%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab S&P 500 Index Fund	30.7%
Schwab Small-Cap Index Fund	20.2%
Schwab International Index Fund	19.6%
Schwab Total Bond Market Fund	14.5%
Schwab 1000 Index Fund	10.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.1%
Total	96.3%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	The Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.18%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/14. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The portfolio intends to invest in a combination of the underlying funds; however, the portfolio may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

Schwab MarketTrack Growth Portfolio II 3

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2012 and held through June 30, 2012.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/12	at 6/30/12	1/1/12–6/30/12

Schwab MarketTrack Growth Portfolio IItm
Actual Return	0.50%	$1,000	$1,063.90	$2.57
Hypothetical 5% Return	0.50%	$1,000	$1,022.38	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

4 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio II™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–	1/1/10–	1/1/09–	1/1/08–	1/1/07–
	6/30/12*		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	14.50		14.89	13.40	11.09	17.76	17.64

Income (loss) from investment operations:
Net investment income (loss)	(0.01)[1]		0.27 [1]	0.20 [1]	0.25	0.36	0.37
Net realized and unrealized gains (losses)	0.94		(0.40)	1.62	2.41	(5.95)	0.63

Total from investment operations	0.93		(0.13)	1.82	2.66	(5.59)	1.00
Less distributions:
Distributions from net investment income	(0.39)		(0.26)	(0.33)	(0.35)	(0.41)	(0.45)
Distributions from net realized gains	—		—	—	—	(0.67)	(0.43)

Total distributions	(0.39)		(0.26)	(0.33)	(0.35)	(1.08)	(0.88)

Net asset value at end of period	15.04		14.50	14.89	13.40	11.09	17.76

Total return (%)	6.39	[2]	(1.01)	13.62	24.02	(31.35)	5.64

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.50	[4]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[3]	0.79	[4]	0.80	0.77	0.77	0.73	0.67
Net investment income (loss)	(0.11)[4]		1.78	1.41	2.03	2.23	2.06
Portfolio turnover rate	3	[2]	20	22	12	14	6
Net assets, end of period ($ x 1,000,000)	27		28	29	36	30	48

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

See financial notes 5

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.3%	Other Investment Companies	21,989,024	26,394,750
3.7%	Short-Term Investments	1,020,270	1,020,270

100.0%	Total Investments	23,009,294	27,415,020
0.0%	Other Assets and Liabilities, Net		(5,230)

100.0%	Net Assets		27,409,790

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.3% of net assets

Equity Funds 80.7%

International 19.6%
Schwab International Index Fund (a)	354,738	5,384,925

Large-Cap 40.9%
Schwab 1000 Index Fund (a)	72,869	2,811,294
Schwab S&P 500 Index Fund (a)	392,402	8,405,257

		11,216,551

Small-Cap 20.2%
Schwab Small-Cap Index Fund (a)	267,637	5,524,024

		22,125,500

Fixed-Income Fund 14.5%

Intermediate-Term Bond 14.5%
Schwab Total Bond Market Fund (a)	411,984	3,983,889

Money Market Fund 1.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	285,361	285,361

Total Other Investment Companies
(Cost $21,989,024)		26,394,750

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.7% of net assets

Time Deposits 3.7%
Bank of America
0.03%, 07/02/12	803,359	803,359
Citibank
0.03%, 07/02/12	216,911	216,911

Total Short-Term Investments
(Cost $1,020,270)		1,020,270

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $23,759,105 and the unrealized appreciation and depreciation were $3,655,915 and ($0) respectively, with a net unrealized appreciation of $3,655,915.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$26,394,750	$—	$—	$26,394,750
Short-Term Investments(a)	—	1,020,270	—	1,020,270

Total	$26,394,750	$1,020,270	$—	$27,415,020

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012.

6 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $21,989,024)		$26,394,750
Investments in unaffiliated issuers, (cost $1,020,270)	+	1,020,270

Total investments, at value (cost $23,009,294)		27,415,020
Receivables:
Fund shares sold		20,888
Dividends		8,992
Interest		2
Prepaid expenses	+	118

Total assets		27,445,020

Liabilities

Payables:
Investments bought		8,984
Investment adviser and administrator fees		280
Fund shares redeemed		853
Accrued expenses	+	25,113

Total liabilities		35,230

Net Assets

Total assets		27,445,020
Total liabilities	−	35,230

Net assets		$27,409,790

Net Assets by Source
Capital received from investors		23,887,853
Distributions in excess of net investment income		(15,664)
Net realized capital losses		(868,125)
Net unrealized capital gains		4,405,726

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$27,409,790		1,822,916		$15.04

See financial notes 7

 Schwab MarketTrack Growth Portfolio II

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Dividends received from affiliated underlying funds		$55,707
Interest	+	101

Total investment income		55,808

Expenses

Investment adviser and administrator fees		62,829
Professional fees		18,433
Shareholder reports		10,899
Portfolio accounting fees		7,648
Trustees’ fees		6,301
Transfer agent fees		4,378
Custodian fees		2,390
Other expenses	+	348

Total expenses		113,226
Expense reduction by CSIM	−	41,830

Net expenses	−	71,396

Net investment loss		(15,588)

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		103,830
Net realized gains on unaffiliated investments	+	114

Net realized gains		103,944
Net unrealized gains on affiliated underlying funds	+	1,673,256

Net realized and unrealized gains		1,777,200

Increase in net assets resulting from operations		$1,761,612

8 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income (loss)		($15,588)	$521,094
Net realized gains		103,944	432,590
Net unrealized gains (losses)	+	1,673,256	(1,308,134)

Increase (Decrease) in net assets from operations		1,761,612	(354,450)

Distributions to Shareholders

Distributions from net investment income		($685,812)	($503,156)

Transactions in Fund Shares

		1/1/12-6/30/12		1/1/11-12/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		95,835	$1,472,422	203,309	$3,088,848
Shares reinvested		45,599	685,811	32,609	503,155
Shares redeemed	+	(237,444)	(3,648,403)	(282,701)	(4,178,384)

Net transactions in fund shares		(96,010)	($1,490,170)	(46,783)	($586,381)

Shares Outstanding and Net Assets

		1/1/12-6/30/12		1/1/11-12/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,918,926	$27,824,160	1,965,709	$29,268,147
Total decrease	+	(96,010)	(414,370)	(46,783)	(1,443,987)

End of period		1,822,916	$27,409,790	1,918,926	$27,824,160

(Distributions in excess of net investment income)/Net investment income not yet distributed			($15,664)		$685,736

See financial notes 9

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab MarketTrack Growth Portfolio II (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio

The fund is primarily a “fund of funds” as it invests a major portion of its assets in a combination of other Schwab Funds (underlying funds) to achieve its investment objectives and maintain its asset allocation. The fund may also invest directly in equity or fixed income securities, cash equivalents and futures to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying fund.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

10

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Underlying funds: valued at their respective net asset values.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the fund’s investments for the period ended June 30, 2012 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

 11

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of

12

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Investment Style Risk. The underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Tracking Error Risk. Certain underlying funds seek to track the performance of their benchmark indices, although they may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Large-Cap Risk. Many of the risks of the underlying funds are associated with their investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a fund would be adversely affected.

•	Derivatives Risk. An underlying fund’s use of derivatives instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by a

 13

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $500 million	0.44%
Over $500 million	0.39%

Although this agreement specifies certain fees for these services, CSIM and Schwab have made an additional agreements (“expense limitation”) with the fund to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses, to 0.50% through April 29, 2014, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

14

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of June 30, 2012, the percentages of shares of other related funds owned by the MarketTrack Growth Portfolio II are:

Equity Funds:

International:
Schwab International Index Fund	0.4%
Large-Cap:
Schwab 1000 Index Fund	0.1%
Schwab S&P 500 Index Fund	0.1%
Small-Cap:
Schwab Small-Cap Index Fund	0.3%

Fixed-Income Fund:

Intermediate-Term Bond:
Schwab Total Bond Market Fund	0.4%

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0%	*

*	Less than 0.1%.

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2012, the fund had no direct security transactions with other Schwab Funds.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2012.

						Realized	Distribution
	Balance of			Balance of	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	1/1/12 to	1/1/12 to
Underlying Funds	at 12/31/11	Additions	Sales	at 6/30/12	6/30/12	6/30/12	6/30/12

Equity Funds:

International:
Schwab International Index Fund	381,058	11,733	(38,053)	354,738	$5,384,925	$4,840	$—
Large-Cap:
Schwab 1000 Index Fund	79,694	1,820	(8,645)	72,869	2,811,294	14,490	—
Schwab S&P 500 Index Fund	428,109	6,415	(42,122)	392,402	8,405,257	27,729	—
Small-Cap:
Schwab Small-Cap Index Fund	292,103	6,683	(31,149)	267,637	5,524,024	51,594	—

Fixed-Income Fund:
Schwab Total Bond Market Fund	435,192	34,084	(57,292)	411,984	3,983,889	5,177	55,601

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	1,085,227	134	(800,000)	285,361	285,361	—	106

Total					$26,394,750	$103,830	$55,707

*	Distributions received include distributions from net investment income and capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the

 15

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$842,424	$3,800,500

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2011, the fund had capital loss carryforwards available to offset future net capital gains before the expiration date as follows:

Expiration Date

December 31, 2017	$226,528

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2011, the fund had no capital losses deferred and had $319,361 capital losses utilized.

As of December 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2011, the fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

16

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The fund has adopted the noted provisions of the Act for the period ending June 30, 2012.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 17

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab MarketTrack Growth Portfolio II (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 24, 2012, and June 5, 2012, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 5, 2012. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual

18

funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 19

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

20

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

 21

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent corporation of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

22

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1) Code of ethics – not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer
Date: August 10, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer
Date: August 10, 2012

By:	/s/ George Pereira
George Pereira
Treasurer and Principal Financial Officer
Date: August 10, 2012